Consolidation - Additional information (Details) $ in Thousands		12 Months Ended
	Dec. 30, 2023 USD ($) director item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement
Loss on re-measurement of the pre-existing relationships in a business combination		$ 1,932	$ 0	$ 0
Viewsil Microelectronics (Kunshan) Limited
Statement
Proportion of voting rights held in associate	49.00%
Number of board directors | director	3
Number of board members | item	2
Revenue of combined entity as if combination occurred at beginning of period	$ 945,428
Profit (loss) of combined entity as if combination occurred at beginning of period	50,641
Viewsil Microelectronics (Kunshan) Limited | Other gains (losses)
Statement
Loss on re-measurement of the pre-existing relationships in a business combination	$ 1,932